NOTE 6. COMMITMENT AND CONTINGENCY	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
NOTE 6. COMMITMENT AND CONTINGENCY	NOTE 6. COMMITMENT AND CONTINGENCY There is no commitment or contingency to disclose during the period ended September 30, 2013.